Deposits And Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Deposits And Long-Term Prepaid Expenses [Abstract]
Deposits And Long-Term Prepaid Expenses
Note 5 - Deposits and long-term prepaid expenses

	December 31	December 31
	2010	2011

Long-term deposits (1)	$166	$152
Prepaid expenses (2)	2,035	1,891

	$2,201	$2,043

(1)	Deposits in respect of operating leases of motor vehicles.

(2)	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.